EXPLANATORY NOTE

The XBRL interactive data file included as an exhibit to this filing relates to the Supplement dated November 20, 2014 to the Prospectus and Statement of Additional Information of Blackstone Alternative Multi-Strategy Fund, a series of Blackstone Alternative Investment Funds, dated August 29, 2014, filed with the Securities and Exchange Commission on November 20, 2014 under Rule 497(e) (SEC Accession No. 0001193125-14-420138).